ACCRUED EXPENSES AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(10)ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,	September 30,
	2024	2025
	RMB	RMB
Refund liability*	23,923,454	24,895,971
Accrued payroll and welfare	19,185,023	13,030,823
Accrued professional services expenses	3,237,079	977,664
Other current liabilities	10,027,404	6,512,186
Total accrued expenses and other payables	56,372,960	45,416,644

Other current liabilities as of December 31, 2024 and September 30, 2025 mainly include accrued advertising and outsourcing fees, value-added tax and other taxes payable, and other operating expense payable.

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.